Related Party Disclosures (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Schedule of Transactions with Related Parties During the Financial Period	The Group had the following transactions with related parties during the financial period:
	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Related party
- Rental paid*	(66,000)	(66,000)
- Acquisition of subsidiaries via Trust Deed^	-	(1)

*	Office rental of RM 66,000 paid to VNH One Sdn. Bhd., a company whereby, Liew Kok Leong is a common director VNH One Sdn. Bhd. and the Company.
^	The Group acquired subsidiaries namely ARB Synergy and ARB Databook through trust deed with Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB, the subsidiary of the Group.